Distribution Date:	06/17/25	CSAIL 2015-C1 Commercial Mortgage Trust
Determination Date:	06/11/25
Next Distribution Date:	07/17/25
Record Date:	05/30/25	Commercial Mortgage Pass-Through Certificates
Series 2015-C1

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Credit Suisse First Boston Mortgage Securities Corp.
Certificate Factor Detail	3		General Information Number	(212) 325-2000	nader.attalla@ubs.com
Certificate Interest Reconciliation Detail	4		11 Madison Avenue, 4th Floor | New York, NY 10010 | United States
		Master Servicer	KeyBank National Association
Additional Information	5
			www.key.com/key2cre		Surveillance_Inquiries@KeyBank.com
Bond / Collateral Reconciliation - Cash Flows	6
			11501 Outlook Street, Suite 300 | Overland Park , KS 66211 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Greystone Servicing Company LLC
Current Mortgage Loan and Property Stratification	8-12		Jenna Unell		Jenna.unell@greyco.com
Mortgage Loan Detail (Part 1)	13		5221 N. O'Connor Blvd., Suite 800 | Irving, TX 75039 | United States
Mortgage Loan Detail (Part 2)	14	Operating Advisor	Park Bridge Lender Services LLC
Principal Prepayment Detail	15		David Rodgers	(212) 230-9025
Historical Detail	16		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Collateral Stratification and Historical Detail	18		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	19				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	20
		Controlling Class	Raith Capital Partners, LLC
Modified Loan Detail	21	Representative
Historical Liquidated Loan Detail	22		-
Historical Bond / Collateral Loss Reconciliation Detail	23
Interest Shortfall Detail - Collateral Level	24
Supplemental Notes	25

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 25

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	126281AW4	1.684000%	43,251,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	126281AX2	2.969900%	56,329,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	126281AY0	3.236100%	270,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	126281AZ7	3.505000%	405,275,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	126281BA1	3.351200%	74,606,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	126281BD5	3.791000%	84,946,000.00	49,652,772.94	120,228.73	156,861.39	0.00	0.00	277,090.12	49,532,544.21	83.28%	23.00%
B	126281BE3	3.958917%	66,743,000.00	66,743,000.00	0.00	220,191.64	0.00	0.00	220,191.64	66,743,000.00	60.75%	17.50%
C	126281BF0	3.958917%	53,091,000.00	53,091,000.00	0.00	175,152.36	0.00	0.00	175,152.36	53,091,000.00	42.83%	13.13%
D	126281AL8	3.458917%	62,192,000.00	62,192,000.00	0.00	111,633.62	0.00	0.00	111,633.62	62,192,000.00	21.84%	8.00%
E	126281AN4	3.958917%	24,270,000.00	24,270,000.00	0.00	0.00	0.00	0.00	0.00	24,270,000.00	13.65%	6.00%
F*	126281AQ7	3.958917%	15,168,000.00	15,168,000.00	0.00	0.00	0.00	0.00	0.00	15,168,000.00	8.53%	4.75%
NR	126281AS3	3.958917%	57,645,215.00	25,256,488.22	0.00	0.00	0.00	0.00	0.00	25,256,488.22	0.00%	0.00%
R	126281AU8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,213,516,215.00	296,373,261.16	120,228.73	663,839.01	0.00	0.00	784,067.74	296,253,032.43

X-A	126281BB9	0.167917%	934,407,000.00	49,652,772.94	0.00	6,947.93	0.00	0.00	6,947.93	49,532,544.21
X-B	126281BC7	0.000000%	66,743,000.00	66,743,000.00	0.00	0.00	0.00	0.00	0.00	66,743,000.00
X-D	126281AC8	0.500000%	62,192,000.00	62,192,000.00	0.00	25,913.33	0.00	0.00	25,913.33	62,192,000.00
X-E	126281AE4	0.000000%	24,270,000.00	24,270,000.00	0.00	0.00	0.00	0.00	0.00	24,270,000.00
X-F	126281AG9	0.000000%	15,168,000.00	15,168,000.00	0.00	0.00	0.00	0.00	0.00	15,168,000.00
X-NR	126281AJ3	0.000000%	57,645,215.00	25,256,488.22	0.00	0.00	0.00	0.00	0.00	25,256,488.22
Notional SubTotal			1,160,425,215.00	243,282,261.16	0.00	32,861.26	0.00	0.00	32,861.26	243,162,032.43

Deal Distribution Total					120,228.73	696,700.27	0.00	0.00	816,929.00

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 25

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	126281AW4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	126281AX2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	126281AY0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	126281AZ7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	126281BA1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	126281BD5	584.52161302	1.41535481	1.84660125	0.00000000	0.00000000	0.00000000	0.00000000	3.26195607	583.10625821
B	126281BE3	1,000.00000000	0.00000000	3.29909713	0.00000000	0.00000000	0.00000000	0.00000000	3.29909713	1,000.00000000
C	126281BF0	1,000.00000000	0.00000000	3.29909702	0.00000000	0.00000000	0.00000000	0.00000000	3.29909702	1,000.00000000
D	126281AL8	1,000.00000000	0.00000000	1.79498360	1.08744678	1.70900470	0.00000000	0.00000000	1.79498360	1,000.00000000
E	126281AN4	1,000.00000000	0.00000000	0.00000000	3.29909724	6.50248249	0.00000000	0.00000000	0.00000000	1,000.00000000
F	126281AQ7	1,000.00000000	0.00000000	0.00000000	3.29909744	6.50248220	0.00000000	0.00000000	0.00000000	1,000.00000000
NR	126281AS3	438.13676851	0.00000000	0.00000000	1.44545579	34.57384954	0.00000000	0.00000000	0.00000000	438.13676851
R	126281AU8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	126281BB9	53.13827159	0.00000000	0.00743566	0.00000000	0.00000000	0.00000000	0.00000000	0.00743566	53.00960311
X-B	126281BC7	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-D	126281AC8	1,000.00000000	0.00000000	0.41666661	0.00000000	0.00000000	0.00000000	0.00000000	0.41666661	1,000.00000000
X-E	126281AE4	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-F	126281AG9	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-NR	126281AJ3	438.13676851	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	438.13676851

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 25

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	05/01/25 - 05/30/25	30	0.00	6,947.93	0.00	6,947.93	0.00	0.00	0.00	6,947.93	0.00
X-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	05/01/25 - 05/30/25	30	0.00	25,913.33	0.00	25,913.33	0.00	0.00	0.00	25,913.33	0.00
X-E	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-F	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-NR	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S	05/01/25 - 05/30/25	30	0.00	156,861.39	0.00	156,861.39	0.00	0.00	0.00	156,861.39	0.00
B	05/01/25 - 05/30/25	30	0.00	220,191.64	0.00	220,191.64	0.00	0.00	0.00	220,191.64	0.00
C	05/01/25 - 05/30/25	30	0.00	175,152.36	0.00	175,152.36	0.00	0.00	0.00	175,152.36	0.00
D	05/01/25 - 05/30/25	30	38,544.83	179,264.11	0.00	179,264.11	67,630.49	0.00	0.00	111,633.62	106,286.42
E	05/01/25 - 05/30/25	30	77,490.51	80,069.09	0.00	80,069.09	80,069.09	0.00	0.00	0.00	157,815.25
F	05/01/25 - 05/30/25	30	48,429.17	50,040.71	0.00	50,040.71	50,040.71	0.00	0.00	0.00	98,629.65
NR	05/01/25 - 05/30/25	30	1,903,413.84	83,323.61	0.00	83,323.61	83,323.61	0.00	0.00	0.00	1,993,016.99
Totals			2,067,878.35	977,764.17	0.00	977,764.17	281,063.90	0.00	0.00	696,700.27	2,355,748.31

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	Additional Information
Total Available Distribution Amount (1)	816,929.00
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 25

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	980,571.48	Master Servicing Fee	1,006.08
Interest Reductions due to Nonrecoverability Determination	(207,982.74)	Certificate Administrator Fee	969.80
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	127.61
ARD Interest	0.00	Operating Advisor Fee	433.86
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	772,588.74	Total Fees	2,537.34

Principal		Expenses/Reimbursements
Scheduled Principal	114,928.04	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	26,407.44
Principal Prepayments	(5,300.69)	Special Servicing Fees (Monthly)	43,644.95
Collection of Principal after Maturity Date	5,300.69	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	3,298.72
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	5,300.69	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	120,228.73	Total Expenses/Reimbursements	73,351.11

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	696,700.27
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	120,228.73
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	816,929.00
Total Funds Collected	892,817.47	Total Funds Distributed	892,817.45

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 25

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	296,373,261.16	296,373,261.16	Beginning Certificate Balance	296,373,261.16
(-) Scheduled Principal Collections	114,928.04	114,928.04	(-) Principal Distributions	120,228.73
(-) Unscheduled Principal Collections	5,300.69	5,300.69	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	296,253,032.43	296,253,032.43	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	296,863,048.54	296,863,048.54	Ending Certificate Balance	296,253,032.43
Ending Actual Collateral Balance	296,796,536.65	296,796,536.65

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.96%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 25

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
4,999,999 or less	2	7,207,089.11	2.43%	(6)	4.7537	1.872390	1.25 or less	0	0.00	0.00%	0	0.0000	0.000000
5,000,000 to 9,999,999	0	0.00	0.00%	0	0.0000	0.000000	1.26 to 1.50	1	4,626,467.84	1.56%	(6)	4.7000	1.500000
10,000,000 to 19,999,999	0	0.00	0.00%	0	0.0000	0.000000	1.51 to 1.75	2	121,614,155.59	41.05%	(8)	3.6718	1.649005
20,000,000 to 24,999,999	2	43,297,762.18	14.62%	(8)	4.0151	2.047105	1.76 to 2.00	2	104,728,005.56	35.35%	(4)	3.9710	1.822108
25,000,000 to 49,999,999	2	70,166,477.56	23.68%	(4)	4.0552	1.970066	2.01 to 2.25	1	42,617,526.00	14.39%	(3)	3.8000	2.080000
50,000,000 or greater	2	175,581,703.58	59.27%	(6)	3.6767	1.740330	2.26 to 2.50	0	0.00	0.00%	0	0.0000	0.000000
Totals	8	296,253,032.43	100.00%	(6)	3.8420	1.842790	2.51 to 2.75	2	22,666,877.44	7.65%	(7)	4.0631	2.602031
							2.76 to 3.00	0	0.00	0.00%	0	0.0000	0.000000
							3.01 or greater	0	0.00	0.00%	0	0.0000	0.000000
							Totals	8	296,253,032.43	100.00%	(6)	3.8420	1.842790
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 25

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

California	1	20,086,256.17	6.78%	(7)	3.9620	2.610000
							Lodging	1	4,626,467.84	1.56%	(6)	4.7000	1.500000
Connecticut	1	77,179,054.00	26.05%	(3)	3.8000	1.830000
							Mobile Home Park	1	2,580,621.27	0.87%	(6)	4.8500	2.540000
Florida	1	27,548,951.56	9.30%	(6)	4.4500	1.800000
							Multi-Family	1	27,548,951.56	9.30%	(6)	4.4500	1.800000
Louisiana	1	2,580,621.27	0.87%	(6)	4.8500	2.540000
							Office	1	98,402,649.58	33.22%	(8)	3.5800	1.670000
Maryland	1	42,617,526.00	14.39%	(3)	3.8000	2.080000
							Retail	4	163,094,342.18	55.05%	(4)	3.8571	1.952963
Missouri	1	23,211,506.01	7.84%	(8)	4.0610	1.560000
							Totals	8	296,253,032.43	100.00%	(6)	3.8420	1.842790
Nebraska	1	4,626,467.84	1.56%	(6)	4.7000	1.500000

New York	1	98,402,649.58	33.22%	(8)	3.5800	1.670000

Totals	8	296,253,032.43	100.00%	(6)	3.8420	1.842790

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 25

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.0000% or less	4	238,285,485.75	80.43%	(5)	3.7228	1.874389	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0001% to 4.2500%	1	23,211,506.01	7.84%	(8)	4.0610	1.560000	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.2501% to 4.5000%	1	27,548,951.56	9.30%	(6)	4.4500	1.800000	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5001% to 4.7500%	1	4,626,467.84	1.56%	(6)	4.7000	1.500000	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7501% to 5.0000%	1	2,580,621.27	0.87%	(6)	4.8500	2.540000	49 months or greater	8	296,253,032.43	100.00%	(6)	3.8420	1.842790
	5.0001% or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	8	296,253,032.43	100.00%	(6)	3.8420	1.842790
	Totals	8	296,253,032.43	100.00%	(6)	3.8420	1.842790
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

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				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	8	296,253,032.43	100.00%	(6)	3.8420	1.842790	Interest Only	3	218,199,229.58	73.65%	(5)	3.7008	1.806673
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	5	78,053,802.85	26.35%	(7)	4.2368	1.943758
	Totals	8	296,253,032.43	100.00%	(6)	3.8420	1.842790	300 months or more	0	0.00	0.00%	0	0.0000	0.000000
								Totals	8	296,253,032.43	100.00%	(6)	3.8420	1.842790
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 25

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	1 to 2 years	2	25,792,127.28	8.71%	(8)	4.1399	1.658054	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
	1 year or less	6	270,460,905.15	91.29%	(5)	3.8136	1.860407	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	2 years or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	0	0.00	0.00%	0	0.0000	0.000000
	Totals	8	296,253,032.43	100.00%	(6)	3.8420	1.842790
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 25

						Mortgage Loan Detail (Part 1)

						Interest						Original	Adjusted	Beginning	Ending	Paid
			Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group Type		City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
2	10091896	1	OF	New York	NY	Actual/360	3.580%	303,353.50	0.00	0.00	N/A	10/06/24	04/06/27	98,402,649.58	98,402,649.58	06/05/25
4	10096283	1	RT	Trumbull	CT	Actual/360	3.800%	252,547.02	0.00	0.00	N/A	03/01/25	--	77,179,054.00	77,179,054.00	02/01/25
5	10096279	1	RT	Wheaton	MD	Actual/360	3.800%	0.00	0.00	0.00	N/A	03/01/25	--	42,617,526.00	42,617,526.00	02/01/25
9	10096940	1	MF	Tallahassee	FL	Actual/360	4.450%	105,748.58	47,633.78	0.00	N/A	12/06/24	--	27,596,585.34	27,548,951.56	11/06/24
10	10093954	1	RT	Chesterfield	MO	Actual/360	4.061%	81,341.36	49,003.39	0.00	N/A	10/06/24	--	23,260,509.40	23,211,506.01	06/06/25
14	10092051	1	RT	Eureka	CA	Actual/360	3.962%	0.00	0.00	0.00	N/A	11/06/24	--	20,086,256.17	20,086,256.17	01/06/25
47	10092670	1	LO	Lincoln	NE	Actual/360	4.700%	18,795.20	17,508.50	0.00	N/A	12/06/24	12/06/26	4,643,976.34	4,626,467.84	06/06/25
70	10093487	1	MH	Lake Charles	LA	Actual/360	4.850%	10,803.08	6,083.06	0.00	N/A	12/06/24	--	2,586,704.33	2,580,621.27	08/06/24
Totals								772,588.74	120,228.73	0.00				296,373,261.16	296,253,032.43
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	1	27,710,106.64	8,255,384.00	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
4	1	13,871,355.25	8,975,801.11	01/01/24	09/30/24	--	0.00	0.00	251,815.96	976,315.04	0.00	0.00
5	1	19,951,636.00	20,595,937.89	01/01/24	12/31/24	--	0.00	0.00	(403.68)	265,063.25	0.00	0.00
9	1	3,246,855.05	2,556,711.25	01/01/24	09/30/24	06/11/25	6,899,146.34	26,407.44	126,713.52	1,046,295.54	0.00	0.00
10	1	8,669,035.00	8,968,445.00	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1	0.00	737,846.94	01/01/25	03/31/25	05/12/25	10,953,405.69	0.00	(190.26)	334,744.63	0.00	0.00
47	1	701,567.41	736,856.59	04/01/24	03/31/25	01/11/22	5,047.89	0.00	0.00	0.00	0.00	0.00
70	1	434,439.47	131,652.05	01/01/24	03/31/24	03/11/25	0.00	0.00	16,861.64	168,721.44	0.00	0.00
Totals		74,584,994.82	50,958,634.83				17,857,599.92	26,407.44	394,797.18	2,791,139.90	0.00	0.00

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			Principal Prepayment Detail
				Unscheduled Principal	Prepayment Penalties
		Loan
Pros ID	Loan Number	Group	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
10	10093954	1	5,300.69	Partial Liquidation (Curtailment)	0.00	0.00
Totals			5,300.69		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.						Page 15 of 25

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
06/17/25	0	0.00	0	0.00	0	0.00	3	101,891,778.01	0	0.00	1	98,402,649.58	1	5,300.69	0	0.00	3.842004%	3.832063%	(6)
05/16/25	0	0.00	0	0.00	0	0.00	2	24,730,232.51	0	0.00	0	0.00	0	0.00	0	0.00	3.842210%	3.832267%	(5)
04/17/25	0	0.00	0	0.00	0	0.00	2	24,748,276.63	0	0.00	0	0.00	2	1,609,441.13	0	0.00	3.842422%	3.831422%	(4)
03/17/25	0	0.00	0	0.00	0	0.00	1	4,679,385.65	0	0.00	0	0.00	1	16,161.11	0	0.00	3.841241%	3.830241%	(3)
02/18/25	0	0.00	0	0.00	0	0.00	1	4,698,513.67	0	0.00	1	100,000,000.00	1	12,836.44	0	0.00	3.926134%	3.915134%	(2)
01/17/25	0	0.00	0	0.00	0	0.00	1	4,715,731.76	0	0.00	0	0.00	1	7,944.23	1	10,805,707.01	3.940064%	3.929064%	0
12/17/24	0	0.00	0	0.00	0	0.00	1	4,732,880.44	0	0.00	1	23,535,758.47	0	0.00	4	13,361,042.82	4.029007%	4.018007%	1
11/18/24	0	0.00	1	2,624,403.78	0	0.00	1	4,750,577.71	0	0.00	0	0.00	0	0.00	5	52,338,067.46	4.074700%	4.063700%	2
10/18/24	1	2,630,304.74	0	0.00	0	0.00	1	4,767,585.93	0	0.00	0	0.00	0	0.00	11	113,904,825.21	4.155013%	4.142760%	2
09/17/24	1	6,501,777.87	0	0.00	0	0.00	1	4,785,147.80	0	0.00	0	0.00	0	0.00	2	112,581,770.57	4.251809%	4.239847%	3
08/16/24	2	9,159,435.94	0	0.00	0	0.00	1	4,802,016.67	0	0.00	0	0.00	0	0.00	4	94,224,335.75	4.226003%	4.214111%	4
07/17/24	0	0.00	0	0.00	0	0.00	1	4,818,817.54	0	0.00	0	0.00	0	0.00	0	0.00	4.249208%	4.236855%	5
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
4	10096283	02/01/25	3	5	251,815.96	976,315.04	28.86	77,179,054.00	03/03/25	2		05/09/25
5	10096279	02/01/25	3	5	(403.68)	265,063.25	0.00	42,617,526.00	03/14/25	4
9	10096940	11/06/24	6	5	126,713.52	1,046,295.54	5,530.38	27,895,503.87	02/14/25	98
14	10092051	01/06/25	4	5	(190.26)	334,744.63	0.00	20,221,443.96	11/08/24	2		02/18/25
70	10093487	08/06/24	9	5	16,861.64	168,721.44	14,861.37	2,642,385.39	11/20/24	11
Totals					394,797.18	2,791,139.90	20,420.61	170,555,913.22
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		193,223,915	23,211,506	72,747,099		97,265,310
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		103,029,117	98,402,650		0	4,626,468
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		0	0		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jun-25	296,253,032	126,240,623	0	0	72,747,099	97,265,310
May-25	296,373,261	126,307,135	0	0	149,979,870	20,086,256
Apr-25	296,494,738	126,371,350	0	0	150,037,132	20,086,256
Mar-25	298,261,183	128,041,504	0	0	170,219,680	0
Feb-25	332,295,855	263,093,461	0	0	69,202,394	0
Jan-25	345,233,158	307,111,670	0	0	38,121,488	0
Dec-24	421,224,022	276,577,920	0	0	144,646,102	0
Nov-24	468,232,884	330,084,968	0	2,624,404	135,523,511	0
Oct-24	577,301,822	567,578,744	2,630,305	0	7,092,773	0
Sep-24	753,265,581	746,763,803	6,501,778	0	0	0
Aug-24	874,620,058	865,460,622	9,159,436	0	0	0
Jul-24	970,206,899	970,206,899	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 18 of 25

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
4	10096283	77,179,054.00	77,179,054.00	262,000,000.00	11/30/14	8,092,701.61	1.83000	09/30/24	03/01/25	I/O
5	10096279	42,617,526.00	42,617,526.00	402,000,000.00	11/29/14	18,888,823.89	2.08000	12/31/24	03/01/25	I/O
9	10096940	27,548,951.56	27,895,503.87	40,975,000.00	11/22/14	2,487,411.25	1.80000	09/30/24	12/06/24	236
10	10093954	23,211,506.01	23,211,506.01	98,800,000.00	08/15/24	8,546,691.00	1.56000	12/31/23	10/06/24	236
14	10092051	20,086,256.17	20,221,443.96	14,500,000.00	12/27/24	634,693.19	2.61000	03/31/25	11/06/24	236
70	10093487	2,580,621.27	2,642,385.39	8,800,000.00	01/20/25	128,839.55	2.54000	03/31/24	12/06/24	233
Totals		193,223,915.01	193,767,419.23	827,075,000.00		38,779,160.49

© 2021 Computershare. All rights reserved. Confidential.										Page 19 of 25

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
4	10096283	RT	CT	03/03/25	2
	New transfer to special servicing 3/3/25. PNA signed 3/25/25. Borrower requested modification. Discussions are ongoing. The loan is cash managed.

The Q1 financials show NOI of $2.46 million. The 4/29/25 occupancy is reported as 79.5% and the property is 89.8% leased. The receiver motion was approved by the court 6/6/25. The receiver order is pending.

5	10096279	RT	MD	03/14/25	4
	Loan transferred to SS in March 2025 because of maturity default. Are working with borrower to evaluate a sale of the mall financed by buyer assumption of the modified and extended loan.

9	10096940	MF	FL	02/14/25	98

Borrower submitted proposal to extend the maturity date; however, the proposal was rejected as it far below industry standards. Borrower was notified and it was specified what details of the proposal were insufficient. Borrower has not

	acknowledged counter. As such, special servicer has engaged counsel to begin the foreclosure process.

10	10093954	RT	MO	07/18/24	1

The loan transferred to Special Servicing effective 7/18/2024 for imminent maturity default. The loan collateral is a 351,184 square foot factory outlet mall located in Chesterfield, Missouri (30 miles west of downtown St. Louis). The property is

+/-97% occupied, however 11% of occupancy is temp tenancy (occupancy is 87% excluding temp tenants). Forbearance/loan modification agreement closed in December 2024 and current strategy is to monitor the loan pursuant to that

	agreement. One of three pari passu lo ans.

14	10092051	RT	CA	11/08/24	2

Loan transferred to special servicing 11/11/2024 due to 11/6/2024 maturity default. Borrower does not intend to cure the maturity default. Loan is cash managed. Third party reports in receipt. Legal counsel engaged 12/3/2024, delivered a formal notice of demand on 12/31/2024, and filed complaint for appointment of receiver 2/18/2025, and the notice of demand was recorded 2/26/2025. Receivership appointment is expected by 6/30/2025, and the anticipated foreclosure date is

12/31/2025. As of 12/31/2024, occupancy was reported to be 62.5%, no change from the prior quarter, and TTM NCF DSCR reported to be 0.55x, trending downward from YE2023. Special Servicer is reviewing alternative recovery strategies

	under the loan documents.

70	10093487	MH	LA	11/20/24	11

Loan was transferred to special servicing due to a payment default and loan maturity. A Hello and Pre-Negotiation Agreement were sent to the Borrower and Guarantor on December 5, 2024. The PNA has been executed. Trust Counsel has been engaged and a Notice of Default was sent February 3, 2025. Borrower has discussed a potential refinance for this property but nothing significant has been provided to SS. Noteholder preparing to file a writ of seizure and sale and to

	appoint a keeper of the property.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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					Modified Loan Detail
			Pre-Modification		Post-Modification				Modification	Modification
		Loan					Modification	Modification Booking	Closing	Effective
			Balance	Rate	Balance	Rate
Pros ID	Loan Number	Group					Code¹	Date	Date	Date
2	10091896	1	0.00	3.58000%	0.00	3.58000%	10	11/06/24	11/06/24	11/12/24
2	10091896	1	0.00	3.58000%	0.00	3.58000%	1	04/06/25	04/06/25	04/06/25
10	10093954	1	0.00	4.06100%	0.00	4.06100%	10	12/05/24	10/06/24	12/05/24
20	10093911	1	16,429,216.18	4.66000%	16,429,216.18	4.66000%	10	09/18/20	05/06/20	05/06/20
26	10095831	1	0.00	4.51000%	0.00	4.51000%	10	06/06/20	06/06/20	09/01/20
26	10095831	1	0.00	4.51000%	0.00	4.51000%	10	08/21/20	06/06/20	09/01/20
Totals			16,429,216.18		16,429,216.18
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction		8 - Other
2 - Amortization Change		6 - Capitalization on Interest		9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes		10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
8	10096939 04/17/24	26,466,138.38	27,100,000.00	18,727,930.35	6,718,742.25	16,335,050.21	9,616,307.96	16,849,830.42	0.00	0.00	16,849,830.42	52.65%
15	10096942 01/18/23	20,551,106.18	14,000,000.00	12,357,597.28	2,389,906.71	11,460,638.08	9,070,731.37	11,480,374.81	0.00	69,210.61	11,411,164.20	52.82%
33	10092149 11/18/20	9,487,874.23	4,900,000.00	7,099,246.43	482,739.12	5,839,967.43	5,357,228.31	4,130,645.92	0.00	2,913.07	4,127,732.85	39.88%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		56,505,118.79	46,000,000.00	38,184,774.06	9,591,388.08	33,635,655.72	24,044,267.64	32,460,851.15	0.00	72,123.68	32,388,727.47

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
8	10096939	04/17/24	0.00	0.00	16,849,830.42	0.00	0.00	16,849,830.42	0.00	0.00	16,849,830.42
15	10096942	08/16/24	0.00	0.00	11,411,164.20	0.00	0.00	(69,210.61)	0.00	0.00	11,411,164.20
		01/18/23	0.00	0.00	11,480,374.81	0.00	0.00	11,480,374.81	0.00	0.00
33	10092149	09/16/22	0.00	0.00	4,127,732.85	0.00	0.00	(2,913.07)	0.00	0.00	4,127,732.85
		11/18/20	0.00	0.00	4,130,645.92	0.00	0.00	4,130,645.92	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	32,388,727.47	0.00	0.00	32,388,727.47	0.00	0.00	32,388,727.47

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2	0.00	0.00	4,100.11	0.00	2,935.68	0.00	0.00	0.00	0.00	0.00	0.00	0.00
4	0.00	0.00	16,614.94	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	9,174.61	0.00	0.00	0.00	0.00	139,454.02	0.00	0.00	0.00	0.00
9	0.00	0.00	5,940.93	0.00	0.00	26,407.44	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	4,314.36	0.00	0.00	0.00	0.00	68,528.73	0.00	0.00	0.00	0.00
47	0.00	0.00	0.00	0.00	363.04	0.00	0.00	0.00	0.00	0.00	0.00	0.00
70	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	43,644.95	0.00	3,298.72	26,407.44	0.00	207,982.74	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		281,333.85

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Supplemental Notes
None

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